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1933 Act Rule 497(j)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

Direct Dial: (202) 419-8402

November 4, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Bridgeway Funds, Inc.

SEC File Nos. 033-72416 and 811-08200

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 45/45 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically on October 24, 2013.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman